BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
Axon Enterprise, Inc.
(a)
............... 358 $ 80,496
General Dynamics Corp. .............. 3,206 731,641
Lockheed Martin Corp. ............... 2,596 1,227,207
Textron, Inc. ...................... 3,811 269,171
2,308,515
Automobile Components — 0.4%
BorgWarner, Inc. ................... 589 28,926
Lear Corp. ....................... 4,323 603,015
631,941
Automobiles — 1.5%
General Motors Co. ................. 32,768 1,201,930
Tesla, Inc.
(a)
....................... 6,498 1,348,075
2,550,005
Banks — 2.1%
Bank of America Corp. ............... 31,928 913,141
Citigroup, Inc. ..................... 13,012 610,133
JPMorgan Chase & Co. .............. 3,532 460,255
US Bancorp ...................... 9,227 332,633
Wells Fargo & Co. .................. 31,992 1,195,861
3,512,023
Beverages — 1.7%
PepsiCo, Inc. ..................... 16,285 2,968,755
Biotechnology — 2.3%
Amgen, Inc. ...................... 5,413 1,308,593
Biogen, Inc.
(a)
..................... 135 37,534
BioMarin Pharmaceutical, Inc.
(a)
......... 1,359 132,149
Exelixis, Inc.
(a)
..................... 17,854 346,546
Gilead Sciences, Inc. ................ 3,052 253,225
Horizon Therapeutics plc
(a)
............ 987 107,721
Incyte Corp.
(a)
..................... 6,531 471,995
Neurocrine Biosciences, Inc.
(a)
.......... 5,146 520,878
Regeneron Pharmaceuticals, Inc.
(a)
....... 246 202,131
Ultragenyx Pharmaceutical, Inc.
(a)
........ 10,908 437,411
3,818,183
Broadline Retail — 3.5%
Amazon.com, Inc.
(a)
................. 44,390 4,585,043
Coupang, Inc., Class A
(a)
.............. 2,829 45,264
eBay, Inc. ........................ 27,693 1,228,739
Etsy, Inc.
(a)
....................... 370 41,192
5,900,238
Building Products — 0.6%
Allegion plc ....................... 7,687 820,433
Trane Technologies plc ............... 1,307 240,462
1,060,895
Capital Markets — 2.7%
Bank of New York Mellon Corp. (The) ..... 33,324 1,514,243
Cboe Global Markets, Inc. ............. 4,905 658,447
Charles Schwab Corp. (The) ........... 4,483 234,820
Intercontinental Exchange, Inc. ......... 2,966 309,324
LPL Financial Holdings, Inc. ............ 1,636 331,126
S&P Global, Inc. ................... 4,494 1,549,396
Tradeweb Markets, Inc., Class A ......... 592 46,780
4,644,136
Chemicals — 1.8%
Ecolab, Inc. ...................... 12,499 2,068,959
FMC Corp. ....................... 8,637 1,054,837
3,123,796
Security
Shares
Shares Value
Commercial Services & Supplies — 0.4%
Cintas Corp. ...................... 1,451 $ 671,349
Communications Equipment — 0.9%
Juniper Networks, Inc. ............... 45,930 1,580,911
Construction & Engineering — 1.0%
AECOM ......................... 20,196 1,702,927
Consumer Finance — 1.5%
American Express Co. ............... 13,857 2,285,712
Synchrony Financial ................. 11,567 336,368
2,622,080
Consumer Staples Distribution & Retail — 1.6%
Walmart, Inc. ...................... 18,757 2,765,720
Distributors — 0.3%
Genuine Parts Co. .................. 2,590 433,333
Electric Utilities — 0.3%
Evergy, Inc. ....................... 7,551 461,517
NRG Energy, Inc. ................... 957 32,815
PPL Corp. ....................... 2,921 81,175
575,507
Electrical Equipment — 0.8%
AMETEK, Inc. ..................... 3,229 469,271
Eaton Corp. plc .................... 4,886 837,167
1,306,438
Electronic Equipment, Instruments & Components — 1.1%
Flex Ltd.
(a)
........................ 79,339 1,825,590
TD SYNNEX Corp. .................. 1,204 116,535
1,942,125
Energy Equipment & Services — 0.2%
Halliburton Co. .................... 9,835 311,180
Patterson-UTI Energy, Inc. ............ 5,816 68,047
379,227
Entertainment — 0.1%
(a)
ROBLOX Corp., Class A .............. 1,775 79,840
Warner Bros Discovery, Inc. ............ 3,681 55,583
135,423
Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B
(a)
...... 2,203 680,220
Mastercard, Inc., Class A .............. 3,491 1,268,664
PayPal Holdings, Inc.
(a)
............... 16,644 1,263,946
Visa, Inc., Class A
(b)
................. 4,741 1,068,906
4,281,736
Food Products — 1.3%
Archer-Daniels-Midland Co. ............ 26,072 2,076,895
Hershey Co. (The) .................. 253 64,366
Kellogg Co. ....................... 1,148 76,870
2,218,131
Ground Transportation — 0.2%
Lyft, Inc., Class A
(a)
.................. 12,327 114,271
Norfolk Southern Corp. ............... 345 73,140
Ryder System, Inc. .................. 227 20,258
Schneider National, Inc., Class B ........ 6,315 168,926
376,595
Health Care Equipment & Supplies — 1.7%
Becton Dickinson & Co. .............. 4,912 1,215,917
Boston Scientific Corp.
(a)
.............. 26,704 1,336,001
IDEXX Laboratories, Inc.
(a)
............. 339 169,527

BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
ResMed, Inc. ..................... 866 $ 189,645
2,911,090
Health Care Providers & Services — 4.6%
Cardinal Health, Inc. ................. 288 21,744
Cigna Group (The) .................. 6,654 1,700,297
CVS Health Corp. .................. 29,656 2,203,737
Elevance Health, Inc. ................ 4,671 2,147,772
UnitedHealth Group, Inc. .............. 3,532 1,669,188
7,742,738
Health Care Technology — 0.4%
Teladoc Health, Inc.
(a)
................ 22,972 594,975
Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc.
(b)
........... 1,441 17,811
Hotels, Restaurants & Leisure — 1.8%
Caesars Entertainment, Inc.
(a)
.......... 10,541 514,506
Darden Restaurants, Inc.
(b)
............ 4,685 726,925
McDonald's Corp. .................. 317 88,637
MGM Resorts International ............ 1,528 67,874
Starbucks Corp. .................... 1,671 174,001
Travel + Leisure Co. ................. 30,931 1,212,495
Yum! Brands, Inc. .................. 1,642 216,875
3,001,313
Household Durables — 0.2%
TopBuild Corp.
(a)
................... 706 146,947
Whirlpool Corp. .................... 1,412 186,412
333,359
Household Products — 2.2%
Colgate-Palmolive Co. ............... 24,283 1,824,867
Procter & Gamble Co. (The) ........... 12,697 1,887,917
3,712,784
Industrial Conglomerates — 0.7%
Honeywell International, Inc. ........... 5,790 1,106,585
Industrial REITs — 0.9%
Prologis, Inc. ...................... 11,970 1,493,497
Insurance — 3.2%
Allstate Corp. (The) ................. 5,402 598,596
American Financial Group, Inc. ......... 298 36,207
Everest Re Group Ltd. ............... 255 91,295
Marsh & McLennan Cos., Inc. .......... 12,168 2,026,580
MetLife, Inc. ...................... 31,459 1,822,735
Travelers Cos., Inc. (The) ............. 4,335 743,062
WR Berkley Corp. .................. 599 37,294
5,355,769
Interactive Media & Services — 5.6%
(a)
Alphabet, Inc., Class A ............... 39,006 4,046,092
Alphabet, Inc., Class C ............... 23,133 2,405,832
Bumble, Inc., Class A ................ 785 15,347
Match Group, Inc. .................. 4,764 182,890
Meta Platforms, Inc., Class A ........... 9,998 2,118,976
Pinterest, Inc., Class A ............... 12,034 328,167
Snap, Inc., Class A .................. 36,851 413,100
9,510,404
IT Services — 0.5%
Accenture plc, Class A ............... 2,135 610,204
Gartner, Inc.
(a)
..................... 852 277,556
887,760
Security
Shares
Shares Value
Life Sciences Tools & Services — 3.1%
Agilent Technologies, Inc. ............. 12,291 $ 1,700,337
Danaher Corp. .................... 8,216 2,070,761
Thermo Fisher Scientific, Inc. ........... 2,663 1,534,873
5,305,971
Machinery — 4.2%
Cummins, Inc. ..................... 2,816 672,686
Deere & Co. ...................... 5,269 2,175,465
Illinois Tool Works, Inc. ............... 4,475 1,089,439
Snap-on, Inc. ..................... 3,722 918,924
Timken Co. (The) ................... 12,607 1,030,244
Xylem, Inc.
(b)
...................... 11,624 1,217,033
7,103,791
Media — 1.5%
Comcast Corp., Class A .............. 24,773 939,144
Fox Corp., Class A
(b)
................. 44,304 1,508,551
Fox Corp., Class B .................. 750 23,483
2,471,178
Metals & Mining — 0.2%
Reliance Steel & Aluminum Co. ......... 64 16,431
Steel Dynamics, Inc. ................. 3,127 353,539
369,970
Multi-Utilities — 1.4%
CMS Energy Corp. .................. 4,317 264,978
DTE Energy Co. ................... 17,306 1,895,699
NiSource, Inc. ..................... 6,689 187,024
2,347,701
Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp. ..................... 19,065 3,110,646
ConocoPhillips .................... 2,882 285,923
EOG Resources, Inc. ................ 4,227 484,541
Exxon Mobil Corp. .................. 12,890 1,413,517
Targa Resources Corp. ............... 755 55,077
Valero Energy Corp. ................. 1,719 239,973
5,589,677
Passenger Airlines — 0.0%
Southwest Airlines Co. ............... 2,259 73,508
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co. .............. 28,001 1,940,749
Eli Lilly & Co. ..................... 2,840 975,313
Johnson & Johnson ................. 5,855 907,525
Pfizer, Inc. ....................... 18,806 767,285
4,590,872
Professional Services — 0.3%
Automatic Data Processing, Inc. ......... 2,228 496,020
KBR, Inc. ........................ 1,765 97,163
593,183
Residential REITs — 1.0%
Equity Residential .................. 29,355 1,761,300
Retail REITs — 0.9%
Brixmor Property Group, Inc. ........... 879 18,916
Simon Property Group, Inc. ............ 12,846 1,438,367
1,457,283
Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices, Inc. ................. 11,848 2,336,663
Applied Materials, Inc. ............... 3,748 460,367
Intel Corp. ....................... 40,393 1,319,639
MaxLinear, Inc.
(a)
................... 12,149 427,766
NVIDIA Corp. ..................... 14,683 4,078,497

BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. .................. 843 $ 107,550
Teradyne, Inc. ..................... 218 23,437
8,753,919
Software — 11.2%
Adobe, Inc.
(a)
...................... 4,942 1,904,499
Autodesk, Inc.
(a)
.................... 723 150,500
Box, Inc., Class A
(a)
................. 1,744 46,722
Cadence Design Systems, Inc.
(a)
........ 910 191,182
Fortinet, Inc.
(a)
..................... 1,179 78,356
Intuit, Inc. ........................ 2,496 1,112,792
Manhattan Associates, Inc.
(a)
........... 6,931 1,073,265
Microsoft Corp. .................... 33,591 9,684,285
Paylocity Holding Corp.
(a)
............. 159 31,606
Rapid7, Inc.
(a)
..................... 3,136 143,974
RingCentral, Inc., Class A
(a)
............ 17,053 523,015
Salesforce, Inc.
(a)
................... 8,243 1,646,787
ServiceNow, Inc.
(a)
.................. 2,125 987,530
Splunk, Inc.
(a)
..................... 2,683 257,246
Synopsys, Inc.
(a)
................... 283 109,309
Teradata Corp.
(a)
................... 7,840 315,795
VMware, Inc., Class A
(a)
.............. 946 118,108
Workday, Inc., Class A
(a)
.............. 3,278 677,038
19,052,009
Specialized REITs — 0.7%
SBA Communications Corp. ........... 4,686 1,223,374
Specialty Retail — 2.9%
Best Buy Co., Inc. .................. 4,405 344,779
Home Depot, Inc. (The) .............. 4,924 1,453,171
Lowe's Cos., Inc. ................... 7,534 1,506,574
Penske Automotive Group, Inc.
(b)
........ 1,208 171,306
Security
Shares
Shares Value
Specialty Retail (continued)
TJX Cos., Inc. (The) ................. 17,508 $ 1,371,927
4,847,757
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc. ....................... 61,211 10,093,694
Dell Technologies, Inc., Class C ......... 9,457 380,266
Hewlett Packard Enterprise Co. ......... 62,484 995,370
HP, Inc. ......................... 15,569 456,950
11,926,280
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.
(a)
............. 2,775 1,010,627
Trading Companies & Distributors — 0.4%
Herc Holdings, Inc. .................. 5,451 620,869
Total Long-Term Investments — 98.6%
(Cost: $164,741,418) ............................. 167,277,343
Short-Term Securities
Money Market Funds — 4.0%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70% ................... 2,221,907 2,221,907
SL Liquidity Series, LLC, Money Market Series,
5.01%
(e)
....................... 4,600,212 4,600,672
Total Short-Term Securities — 4.0%
(Cost: $6,822,870) .............................. 6,822,579
Total Investments — 102.6%
(Cost: $171,564,288 ) ............................. 174,099,922
Liabilities in Excess of Other Assets — (2.6)% ............ (4,396,776)
Net Assets — 100.0% ..............................
$ 169,703,146
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Advantage Large Cap Core V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,988,821 $ 233,086
(a)
$ — $ — $ — $ 2,221,907 2,221,907 $ 20,886 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 852,127 3,746,694
(a)
— 2,227 (376) 4,600,672 4,600,212 3,289
(b)
—
$ 2,227 $ (376) $ 6,822,579 $ 24,175 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Core V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 9 06/16/23 $ 1,862 $ 73,811
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 167,277,343 $ — $ — $ 167,277,343
Short-Term Securities
Money Market Funds ...................................... 2,221,907 — — 2,221,907
$ 169,499,250 $ — $ — $ 169,499,250
Investments Valued at NAV
(a)
..................................... 4,600,672
$ —
$ 174,099,922
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 73,811 $ — $ — $ 73,811
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abb reviation
S&P Standard & Poor's